Debt - Summary of Future Principal Payments Due (FY) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 5,805
2023	6,341
2024	586
2025	0
2026	0
Total	$ 12,732